GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class AAA Shares [Member]
SUMMARY OF THE FUNDS GAMCO WESTWOOD MIGHTY MITESsm FUND(the “Mighty Mitessm Fund”)
Investment Objective
The Mighty Mitessm Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses of the Mighty Mitessm Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Mighty Mitessm Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Mighty Mites sm Fund (Class AAA)	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Mighty Mites sm Fund (Class AAA)	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Expenses	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.58%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Mighty Mitessm Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mighty Mitessm Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mighty Mitessm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Mighty Mites sm Fund (Class AAA) (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]	161	499	860	1,878

Portfolio Turnover
The Mighty Mitessm Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mitessm Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mitessm Fund’s performance. During the most recent fiscal year, the Mighty Mitessm Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies

The Mighty Mitessm Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of  $300 million or less at the time of the Mighty Mitessm Fund’s initial investment. These companies are called micro-cap companies.

The Mighty Mitessm Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mitessm Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mitessm Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek long-term growth of capital

• you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mitessm Fund’s share price will fluctuate with changes in the market value of the Mighty Mitessm Fund’s portfolio securities. Your investment in the Mighty Mitessm Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mitessm Fund.

Investing in the Mighty Mitessm Fund involves the following risks:

• Fund and Management Risk.  If the Mighty Mitessm Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mitessm Fund invests falls out of favor with investors, the Mighty Mitessm Fund could underperform the stock market or its peers. The Mighty Mitessm Fund could also fail to meet its investment objective. When you sell Mighty Mitessm Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Mighty Mitessm Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mitessm Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mitessm Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mitessm Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mitessm Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk.  Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the Mighty Mitessm Fund by showing changes in the Mighty Mitessm Fund’s performance from year to year, and by showing how the Mighty Mitessm Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and another relevant index. As with all mutual funds, the Mighty Mitessm Fund’s past performance (before and after taxes) does not predict how the Mighty Mitessm Fund will perform in the future. Updated information on the Mighty Mitessm Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD MIGHTY MITESsm FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 18.44% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.14)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Mighty Mites sm Fund (Class AAA)	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class AAA Shares [Member] Return Before Taxes [Member] Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Mighty Mites sm Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions [Member]
Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
1/29/2010 - 1/31/2011
GAMCO Westwood Mighty Mites sm Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
1/29/2010 - 1/31/2011
					Russell 2000 Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	Russell Microcap Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column	Indexes	GAMCO Westwood Mighty Mitessm Fund Class AAA Shares	GAMCO Westwood Mighty Mitessm Fund Class AAA Shares	GAMCO Westwood Mighty Mitessm Fund Class AAA Shares	Index
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Russell 2000 Index	Russell Microcaptm Index
Past One Year		28.12%	27.28%	18.65%	26.85%	28.89%
Past Five Years		9.85%	8.84%	8.34%	4.47%	1.19%
Past Ten Years		10.45%	9.53%	9.04%	6.33%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class AAA Shares [Member]
GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Investment Objective
The SmallCap Equity Fund seeks to provide long(term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses of the SmallCap Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the SmallCap Equity Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Small Cap Equity Fund (Class AAA)	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Small Cap Equity Fund (Class AAA) GAMCO Westwood Small Cap Equity Fund [Member]		Prospectus, Class AAA Shares [Member]	Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees			1.00%
Distribution and Service (Rule 12b-1) Expenses			0.25%
Other Expenses			0.74%
Total Annual Fund Operating Expenses			1.99%
Fee Waiver or Reimbursement	[1]		(0.49%)
Net Expenses (as a percentage of Assets)	[1]		1.50%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Small Cap Equity Fund (Class AAA ) (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]	153	577	1,027	2,277

Portfolio Turnover
The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between  $100 million and  $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The SmallCap Equity Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

• Fund and Management Risk.  If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.94)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Small Cap Equity (Class AAA)	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class AAA Shares [Member] Return Before Taxes [Member] Class AAA, GAMCO Westwood Small Cap Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Small Cap Equity Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions [Member]
Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
1/29/2010 - 1/31/2011
GAMCO Westwood Small Cap Equity Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
1/29/2010 - 1/31/2011
					Russell 2000 Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column		GAMCO Westwood SmallCap Equity Fund Class AAA Shares	GAMCO Westwood SmallCap Equity Fund Class AAA Shares	GAMCO Westwood SmallCap Equity Fund Class AAA Shares	Index
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Russell 2000 Index
Past One Year		31.02%	31.02%	20.16%	26.85%
Past Five Years		7.31%	7.27%	6.33%	4.47%
Past Ten Years		1.87%	1.85%	1.61%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GAMCO Westwood Income Fund [Member] | Prospectus, Class AAA Shares [Member]
GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Investment Objective
The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
Fees and Expenses of the Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Income Fund (Class AAA)	GAMCO Westwood Income Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Income Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Income Fund (Class AAA)		GAMCO Westwood Income Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Income Fund [Member]
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Expenses		0.25%
Other Expenses		1.94%
Total Annual Fund Operating Expenses		3.19%
Less Fee Waiver and Expense Reimbursement	[1]	(1.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.00%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Income Fund (Class AAA) (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO Westwood Income Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Income Fund [Member]	203	872	1,566	3,412

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

• attractive fundamentals and valuations based on the Adviser’s internal research

• issuers with strong management teams and/or

• issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Income Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

• Fund and Management Risk.  If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Performance
The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index, as well as other relevant indices. The bar chart and table include the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As a result, performance information prior to 2006 may not be indicative of the Income Fund’s performance under the revised objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD INCOME FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the c was 14.90% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.33)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Income Fund (Class AAA)	GAMCO Westwood Income Fund [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member] Prospectus, Class AAA Shares [Member] Return Before Taxes [Member] Class AAA, GAMCO Westwood Income Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member] Prospectus, Class AAA Shares [Member] Return After Taxes on Distributions [Member] Class AAA, GAMCO Westwood Income Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class AAA, GAMCO Westwood Income Fund [Member]
1/29/2010 - 1/31/2011
					Lipper Equity Income Funds Average [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011		10 Year Treasury Note Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011		S&P 500 Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	Blended Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column		GAMCO Westwood Income Fund Class AAA Shares	GAMCO Westwood Income Fund Class AAA Shares	GAMCO Westwood Income Fund Class AAA Shares	Indexes		Indexes		Indexes	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Lipper Equity Income Funds Average		10 Year Treasury Note Index		S&P 500 Index	Blended Index
Past One Year		13.17%	12.89%	8.90%	14.04%	[1]	8.79%	[1]	15.08%	11.94%	[1]
Past Five Years		0.98%	(0.42%)	0.61%	2.15%	[1]	6.02%	[1]	2.29%	4.16%	[1]
Past Ten Years		8.19%	6.28%	6.64%	2.86%	[1]	5.89%	[1]	1.42%	3.66%	[1]
[1]	Effective January 31, 2011, the Fund is changing its broad based benchmarks from the 10 Year Treasury Notes Index and the Blended Index to the Lipper Equity Income Funds Average. For purposes of this Prospectus, we have included the Fund's old broad based benchmarks, its new broad based benchmark - the Lipper Equity Income Funds Average - and its current benchmark - the S&P 500 Index. Going forward, we will show the Fund's performance against the Lipper Equity Income Funds Average and the S&P 500 Index, rather than the 10 Year Treasury Notes Index and the Blended Index, as the Adviser believes the 10 Year Treasury Notes Index and the Blended Index are no longer appropriate broad based benchmarks. The Adviser believes the Lipper Equity Income Funds Average is a better broad based benchmark because the Lipper Equity Income Funds Average includes funds that invest at least 65% of their portfolio in dividend paying equity securities, which is more representative of the Fund's investment objective.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GAMCO Westwood Equity Fund [Member] | Prospectus, Class AAA Shares [Member]
GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Investment Objectives
The Equity Fund seeks to provide capital appreciation.
The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses of the Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Equity Fund (Class AAA)	GAMCO Westwood Equity Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Equity Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Equity Fund (Class AAA)	GAMCO Westwood Equity Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Equity Fund [Member]
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Expenses	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.54%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Equity Fund (Class AAA) (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO Westwood Equity Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Equity Fund [Member]	157	486	839	1,834

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first 45 days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Equity Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

• Fund and Management Risk.  If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Performance
The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 13.65% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.64)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Equity Fund (Class AAA)	GAMCO Westwood Equity Fund [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member] Prospectus, Class AAA Shares [Member] Return Before Taxes [Member] Class AAA, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member] Prospectus, Class AAA Shares [Member] Return After Taxes on Distributions [Member] Class AAA, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class AAA, GAMCO Westwood Equity Fund [Member]
1/29/2010 - 1/31/2011
					S&P 500 Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column		GAMCO Westwood Equity Fund Class AAA Shares	GAMCO Westwood Equity Fund Class AAA Shares	GAMCO Westwood Equity Fund Class AAA Shares	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 500 Index
Past One Year		11.95%	11.85%	7.89%	15.08%
Past Five Years		2.29%	1.23%	1.94%	2.29%
Past Ten Years		2.65%	2.01%	2.22%	1.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GAMCO Westwood Balanced Fund [Member] | Prospectus, Class AAA Shares [Member]
GAMCO WESTWOOD BALANCED FUND (THE “BALANCED FUND”)
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Balanced Fund (Class AAA)	GAMCO Westwood Balanced Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Balanced Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Balanced Fund (Class AAA)	GAMCO Westwood Balanced Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Balanced Fund [Member]
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Expenses	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Balanced Fund for the time indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Balanced Fund (Class AAA) (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO Westwood Balanced Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Westwood Balanced Fund [Member]	126	393	681	1,500

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Balanced Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek both growth of capital and current income

• you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

• Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.

• Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 9.64% (quarter ended June 30, 2003) and the lowest return for a quarter was (11.20)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Balanced Fund (Class AAA)	GAMCO Westwood Balanced Fund [Member] Prospectus, Class AAA Shares [Member] Return Before Taxes [Member] Class AAA, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member] Prospectus, Class AAA Shares [Member] Return After Taxes on Distributions [Member] Class AAA, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class AAA, GAMCO Westwood Balanced Fund [Member]
1/29/2010 - 1/31/2011
				Barclays Capital Government/Credit Bond Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011		S&P 500 Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011		Barclays Capital Government/Corporate Bond Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011		60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column	GAMCO Westwood Balanced Fund Class AAA Shares	GAMCO Westwood Balanced Fund Class AAA Shares	GAMCO Westwood Balanced Fund Class AAA Shares	Indexes		Indexes	Indexes		Indexes		Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]				(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)
Label	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Barclays Capital Government/Credit Bond Index		S&P 500 Index	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index		Barclays Capital Government/Corporate Bond Index		60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index
Past One Year	9.13%	8.86%	6.20%	6.59%	[1],[2]	15.08%	9.99%	[1]	6.61%	[1],[2]	11.69%	[1]
Past Five Years	3.68%	2.51%	2.85%	5.56%	[1],[2]	2.29%	4.25%	[1]	5.53%	[1],[2]	3.59%	[1]
Past Ten Years	3.90%	2.93%	3.05%	5.83%	[1],[2]	1.42%	4.07%	[1]	5.78%	[1],[2]	3.16%	[1]
[1]	Effective January 31, 2011, the Fund is changing its broad based benchmark from 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index to 60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark, its new broad based benchmark - the Barclays Capital Government/Credit Bond Index - and its old benchmark - 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index. Going forward, we will show the Fund's performance against components of the Barclays Capital Government/Credit Bond Index and the S&P 500 Index, rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.
[2]	Effective January 31, 2011, the Fund is changing its broad based benchmark from the Barclays Capital Government/Corporate Bond Index to the Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark and its new broad based benchmark - the Barclays Capital Government/Credit Bond Index. Going forward, we will show the Fund's performance against the Barclays Capital Government/Credit Bond Index rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class AAA Shares [Member]
GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Investment Objective
The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses of the Intermediate Bond Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Intermediate Bond Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Intermediate Bond Fund (Class AAA)	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Intermediate Bond Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Intermediate Bond Fund (Class AAA) GAMCO Westwood Intermediate Bond Fund [Member]		Prospectus, Class AAA Shares [Member]	Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Intermediate Bond Fund [Member]
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees			0.60%
Distribution and Service (Rule 12b-1) Expenses			0.25%
Other Expenses			0.62%
Acquired Fund Fees and Expenses	[1]		0.02%
Total Annual Fund Operating Expenses			1.49%
Less Fee Waiver and Expense Reimbursement	[2]		(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]		1.02%
[1]	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Intermediate Bond Fund (Class AAA) (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class AAA Shares [Member] Class AAA, GAMCO Intermediate Bond Fund [Member]	104	425	769	1,739

Portfolio Turnover
The Intermediate Bond Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a NRSRO.

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Corporate Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive or a need to improve the overall risk/reward profile of the Fund.

Principal Risks

You May Want to Invest in the Fund if:

• you are seeking current income consistent with the maintenance of principal and liquidity

• you are conservative in your investment approach

• you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

• Fund and Management Risk.  If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk.  The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.64)% (quarter ended June 30, 2004).
Average Annual Total Returns - Gamco Westwood Intermediate Bond Fund (Class AAA)	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class AAA Shares [Member] Return Before Taxes [Member] Class AAA, GAMCO Intermediate Bond Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class AAA Shares [Member] Return After Taxes on Distributions [Member] Class AAA, GAMCO Intermediate Bond Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member]
Prospectus, Class AAA Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class AAA, GAMCO Intermediate Bond Fund [Member]
1/29/2010 - 1/31/2011
					Barclays Capital Government/Credit Bond Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011		Barclays Capital Government/Corporate Bond Index [Member] Prospectus, Class AAA Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column		GAMCO Westwood Intermediate Bond Fund Class AAA Shares	GAMCO Westwood Intermediate Bond Fund Class AAA Shares	GAMCO Westwood Intermediate Bond Fund Class AAA Shares	Indexes		Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]					(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Barclays Capital Government/Credit Bond Index		Barclays Capital Government/Corporate Bond Index
Past One Year		4.75%	3.89%	3.12%	6.59%	[1],[2]	6.61%	[1],[2]
Past Five Years		4.67%	3.54%	3.34%	5.56%	[1],[2]	5.53%	[1],[2]
Past Ten Years		4.68%	3.44%	3.29%	5.83%	[1],[2]	5.78%	[1],[2]
[1]	Effective January 31, 2011, the Fund is changing its broad based benchmark from 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index to 60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark, its new broad based benchmark - the Barclays Capital Government/Credit Bond Index - and its old benchmark - 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index. Going forward, we will show the Fund's performance against components of the Barclays Capital Government/Credit Bond Index and the S&P 500 Index, rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.
[2]	Effective January 31, 2011, the Fund is changing its broad based benchmark from the Barclays Capital Government/Corporate Bond Index to the Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark and its new broad based benchmark - the Barclays Capital Government/Credit Bond Index. Going forward, we will show the Fund's performance against the Barclays Capital Government/Credit Bond Index rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
GAMCO WESTWOOD MIGHTY MITESsm FUND (the “Mighty Mitessm Fund”)
Investment Objective
The Mighty Mitessm Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses of the Mighty Mitessm Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mitessm Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Mighty Mites sm Fund (Class A, B, C and I) GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Mighty Mites sm Fund [Member]	Class B, GAMCO Westwood Mighty Mites sm Fund [Member]	Class C, GAMCO Westwood Mighty Mites sm Fund [Member]	Class I, GAMCO Westwood Mighty Mites sm Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Mighty Mites sm Fund (Class A, B, C And I) GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Mighty Mites sm Fund [Member]	Class B, GAMCO Westwood Mighty Mites sm Fund [Member]	Class C, GAMCO Westwood Mighty Mites sm Fund [Member]	Class I, GAMCO Westwood Mighty Mites sm Fund [Member]
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Expenses	0.50%	1.00%	1.00%	none
Other Expenses	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.83%	2.33%	2.33%	1.33%

Expense Example

This example is intended to help you compare the cost of investing in the Mighty Mitessm Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mighty Mitessm Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Mighty Mitessm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Mighty Mites sm Fund (Class A B C and I) GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Mighty Mites sm Fund [Member]	578	953	1,351	2,462
Class B, GAMCO Westwood Mighty Mites sm Fund [Member]	736	1,027	1,445	2,541
Class C, GAMCO Westwood Mighty Mites sm Fund [Member]	336	727	1,245	2,666
Class I, GAMCO Westwood Mighty Mites sm Fund [Member]	135	421	729	1,601

You would pay the following expenses if you did not redeem your shares of the Mighty Mitessm Fund:
Expense Example No Redemption - Gamco Westwood Mighty Mites sm Fund (Class A, B, C and I) GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Mighty Mites sm Fund [Member]	578	953	1,351	2,462
Class B, GAMCO Westwood Mighty Mites sm Fund [Member]	236	727	1,245	2,541
Class C, GAMCO Westwood Mighty Mites sm Fund [Member]	236	727	1,245	2,666
Class I, GAMCO Westwood Mighty Mites sm Fund [Member]	135	421	729	1,601

Portfolio Turnover
The Mighty Mitessm Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mitessm Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mitessm Fund’s performance. During the most recent fiscal year, the Mighty Mitessm Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies

The Mighty Mitessm Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of  $300 million or less at the time of the Mighty Mitessm Fund’s initial investment. These companies are called micro-cap companies.

The Mighty Mitessm Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security approaching its private market value or a change to a company’s fundamentals that make the risk/reward profile unattractive.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mitessm Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mitessm Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek long-term growth of capital

• you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mitessm Fund’s share price will fluctuate with changes in the market value of the Mighty Mitessm Fund’s portfolio securities. Your investment in the Mighty Mitessm Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mitessm Fund.

Investing in the Mighty Mitessm Fund involves the following risks:

• Fund and Management Risk.  If the Mighty Mitessm Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mitessm Fund invests falls out of favor with investors, the Mighty Mitessm Fund could underperform the stock market or its peers. The Mighty Mitessm Fund could also fail to meet its investment objective. When you sell Mighty Mitessm Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Mighty Mitessm Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mitessm Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mitessm Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mitessm Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mitessm Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk.  Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the Mighty Mitessm Fund by showing changes in the Mighty Mitessm Fund’s performance from year to year, and by showing how the Mighty Mitessm Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mitessm Fund’s past performance (before and after taxes) does not predict how the Mighty Mitessm Fund will perform in the future. Updated information on the Mighty Mitessm Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD MIGHTY MITESsm FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]

During the periods shown in the bar chart, the highest return for a quarter was 18.40% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.10)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Mighty Mites sm Fund (Class A, B, C and I)	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011 USD ( $)	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class A, GAMCO Westwood Mighty Mites sm Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class B, GAMCO Westwood Mighty Mites sm Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class C, GAMCO Westwood Mighty Mites sm Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Mighty Mites sm Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class I, GAMCO Westwood Mighty Mites sm Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Mighty Mites sm Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions [Member]
Class A, GAMCO Westwood Mighty Mites sm Fund [Member]
1/29/2010 - 1/31/2011
GAMCO Westwood Mighty Mites sm Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class A, GAMCO Westwood Mighty Mites sm Fund [Member]
1/29/2010 - 1/31/2011
								Russell 2000 Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011	Russell Microcap Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	with maximum sales charge, if applicable
Column		GAMCO Westwood Mighty Mitessm Fund Class A Shares (commenced operations on June 15, 2000)	GAMCO Westwood Mighty Mitessm Fund Class B Shares (commenced operations on June 6, 2001)	GAMCO Westwood Mighty Mitessm Fund Class C Shares (commenced operations on August 3, 2001)	GAMCO Westwood Mighty Mitessm Fund Class I Shares (commenced operations on January 11, 2008)	GAMCO Westwood Mighty Mitessm Fund Class A Shares (commenced operations on June 15, 2000)	GAMCO Westwood Mighty Mitessm Fund Class A Shares (commenced operations on June 15, 2000)	Indexes	Indexes
commenced operations on		Jun 15, 2000	Jun 6, 2001	Aug 3, 2001	Jan 11, 2008	Jun 15, 2000	Jun 15, 2000
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Russell 2000 Index	Russell Microcaptm Index
Past One Year		22.70%	22.15%	26.08%	28.43%	21.94%	15.11%	26.85%	28.89%
Past Five Years		8.74%	8.75%	9.05%	10.02%	7.74%	7.36%	4.47%	1.19%
Past Ten Years		9.79%	9.66%	9.68%	10.53%	8.90%	8.46%	6.33%	7.38%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Mighty Mitessm Fund which are not offered in this Prospectus. All Classes of the Mighty Mitessm Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Mighty Mitessm Fund's returns would be less than those shown.

GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Investment Objective
The SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses of the SmallCap Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Small Cap Equity Fund (Class A, B, C and I) GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Small Cap Equity Fund [Member]	Class B, GAMCO Westwood Small Cap Equity Fund [Member]	Class C, GAMCO Westwood Small Cap Equity Fund [Member]	Class I, GAMCO Westwood Small Cap Equity Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Small Cap Equity Fund (Class A, B, C and I) GAMCO Westwood Small Cap Equity Fund [Member]		Prospectus, Class A, B, C and I Shares [Member]	Prospectus, Class A, B, C and I Shares [Member] Class A, GAMCO Westwood Small Cap Equity Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class B, GAMCO Westwood Small Cap Equity Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class C, GAMCO Westwood Small Cap Equity Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class I, GAMCO Westwood Small Cap Equity Fund [Member]
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees			1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Expenses			0.50%	1.00%	1.00%	none
Other Expenses			0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses			2.24%	2.74%	2.74%	1.74%
Fee Waiver or Reimbursement	[1]		(0.49%)	(0.49%)	(0.49%)	(0.49%)
Net Expenses (as a percentage of Assets)	[1]		1.75%	2.25%	2.25%	1.25%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund?Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.75% for Class A Shares, 2.25% for Class B Shares, 2.25% for Class C Shares, and 1.25% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Small Cap Equity Fund (Class A, B, C and I) GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Small Cap Equity Fund [Member]	Class A Shares	571	1,027	1,509	2,835
Class B, GAMCO Westwood Small Cap Equity Fund [Member]	Class B Shares	728	1,104	1,606	2,915
Class C, GAMCO Westwood Small Cap Equity Fund [Member]	Class C Shares	328	804	1,406	3,035
Class I, GAMCO Westwood Small Cap Equity Fund [Member]	Class I Shares	127	501	899	2,014

You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Expense Example No Redemption - Gamco Westwood Small Cap Equity Fund (Class A, B, C and I) GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Small Cap Equity Fund [Member]	Class A Shares	571	1,027	1,509	2,835
Class B, GAMCO Westwood Small Cap Equity Fund [Member]	Class B Shares	228	804	1,406	2,915
Class C, GAMCO Westwood Small Cap Equity Fund [Member]	Class C Shares	228	804	1,406	3,035
Class I, GAMCO Westwood Small Cap Equity Fund [Member]	Class I Shares	127	501	899	2,014

Portfolio Turnover
The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between  $100 million and  $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for a price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign securities and in EDRs or ADRs. The SmallCap Equity Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

• Fund and Management Risk.  If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk.  Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]

During the periods shown in the bar chart, the highest return for a quarter was 32.03% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.91)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Small Cap Equity (Class A, B, C and I)	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011 USD ( $)	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class A, GAMCO Westwood Small Cap Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class B, GAMCO Westwood Small Cap Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class C, GAMCO Westwood Small Cap Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Small Cap Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class I, GAMCO Westwood Small Cap Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Small Cap Equity Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions [Member]
Class A, GAMCO Westwood Small Cap Equity Fund [Member]
1/29/2010 - 1/31/2011
GAMCO Westwood Small Cap Equity Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class A, GAMCO Westwood Small Cap Equity Fund [Member]
1/29/2010 - 1/31/2011
								Russell 2000 Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	with maximum sales charge, if applicable
Column		GAMCO Westwood SmallCap Equity Fund Class A Shares (commenced operations on November 26, 2001)	GAMCO Westwood SmallCap Equity Fund Class B Shares (commenced operations on March 27, 2001)	GAMCO Westwood SmallCap Equity Fund Class C Shares (commenced operations on November 26, 2001)	GAMCO Westwood SmallCap Equity Fund Class I Shares (commenced operations on January 11, 2008)	GAMCO Westwood SmallCap Equity Fund Class A Shares (commenced operations on November 26, 2001)	GAMCO Westwood SmallCap Equity Fund Class A Shares (commenced operations on November 26, 2001)	Indexes
commenced operations on		Nov 26, 2001	Mar 27, 2001	Nov 26, 2001	Jan 11, 2008	Nov 26, 2001	Nov 26, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Russell 2000 Index
Past One Year		25.51%	25.00%	29.00%	31.38%	25.56%	16.61%	26.85%
Past Five Years		6.20%	6.20%	6.53%	7.46%	6.17%	5.36%	4.47%
Past Ten Years		1.30%	1.15%	1.10%	1.94%	1.28%	1.11%	6.33%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the SmallCap Equity Fund which are not offered in this Prospectus. All Classes of the SmallCap Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the SmallCap Equity Fund's returns would be less than those shown.

GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Investment Objective
The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
Fees and Expenses of the Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Income Fund (Class A, C and I) GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Income Fund [Member]	Class C, GAMCO Westwood Income Fund [Member]	Class I, GAMCO Westwood Income Fund [Member]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none	none	none
Redemption Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Income Fund (Class A, C and I) GAMCO Westwood Income Fund [Member]		Prospectus, Class A, B, C and I Shares [Member]	Prospectus, Class A, B, C and I Shares [Member] Class A, GAMCO Westwood Income Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class C, GAMCO Westwood Income Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class I, GAMCO Westwood Income Fund [Member]
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees			1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Expenses			0.50%	1.00%	none
Other Expenses			1.94%	1.94%	1.94%
Total Annual Fund Operating Expenses			3.44%	3.94%	2.94%
Fee Waiver or Reimbursement	[1]		(1.19%)	(1.19%)	(1.19%)
Net Expenses (as a percentage of Assets)	[1]		2.25%	2.75%	1.75%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.25% for Class A Shares, 2.75% for Class C Shares, and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Income Fund (Class A, C and I) GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Income Fund [Member]	Class A Shares	619	1,308	2,019	3,896
Class C, GAMCO Westwood Income Fund [Member]	Class C Shares	378	1,092	1,924	4,082
Class I, GAMCO Westwood Income Fund [Member]	Class I Shares	178	798	1,443	3,177

You would pay the following expenses if you did not redeem your shares of the Income Fund:
Expense Example No Redemption - Gamco Westwood Income Fund (Class A, C and I) GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Income Fund [Member]	Class A Shares	619	1,308	2,019	3,896
Class C, GAMCO Westwood Income Fund [Member]	Class C Shares	278	1,092	1,924	4,082
Class I, GAMCO Westwood Income Fund [Member]	Class I Shares	178	798	1,443	3,177

Portfolio Turnover
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

• attractive fundamentals and valuations based on the Adviser’s internal research

• issuers with strong management teams and/or

• issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Income Fund may also invest in foreign debt securities.

Principal Risks:

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

• Fund and Management Risk.  If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Performance
The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index, as well as other relevant indices. The bar chart and table primarily reflect the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD INCOME FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]

During the periods shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Income Fund (Class A, C and I)	GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011 USD ( $)	GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class A, GAMCO Westwood Income Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class C, GAMCO Westwood Income Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class I, GAMCO Westwood Income Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return After Taxes on Distributions [Member] Class A, GAMCO Westwood Income Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Income Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class A, GAMCO Westwood Income Fund [Member]
1/29/2010 - 1/31/2011
							Lipper Equity Income Funds Average [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011		10 Year Treasury Note Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011		S&P 500 Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011	Blended Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	with maximum sales charge, if applicable
Column		GAMCO Westwood Income Fund Class A Shares (commenced operations on May 9, 2001)	GAMCO Westwood Income Fund Class C Shares (commenced operations on November 26, 2001)	GAMCO Westwood Income Fund Class I Shares (commenced operations on January 11, 2008)	GAMCO Westwood Income Fund Class A Shares (commenced operations on May 9, 2001)	GAMCO Westwood Income Fund Class A Shares (commenced operations on May 9, 2001)	Indexes		Indexes		Indexes	Indexes
commenced operations on		May 9, 2001	Nov 26, 2001	Jan 11, 2008	May 9, 2001	May 9, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]							(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return Before Taxes	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Lipper Equity Income Funds Average		10 Year Treasury Note Index		S&P 500 Index	Blended Index
Past One Year		8.46%	11.25%	13.59%	8.21%	5.76%	14.04%	[1]	8.79%	[1]	15.08%	11.94%	[1]
Past Five Years		(0.07%)	0.22%	1.15%	(1.37%)	(0.26%)	2.15%	[1]	6.02%	[1]	2.29%	4.16%	[1]
Past Ten Years		7.50%	7.59%	8.28%	5.74%	6.10%	2.86%	[1]	5.89%	[1]	1.42%	3.66%	[1]
[1]	Effective January 31, 2011, the Fund is changing its broad based benchmarks from the 10 Year Treasury Notes Index and the Blended Index to the Lipper Equity Income Funds Average. For purposes of this Prospectus, we have included the Fund's old broad based benchmarks, its new broad based benchmark - the Lipper Equity Income Funds Average - and its current benchmark - the S&P 500 Index. Going forward, we will show the Fund's performance against the Lipper Equity Income Funds Average and the S&P 500 Index, rather than the 10 Year Treasury Notes Index and the Blended Index, as the Adviser believes the 10 Year Treasury Notes Index and the Blended Index are no longer appropriate broad based benchmarks. The Adviser believes the Lipper Equity Income Funds Average is a better broad based benchmark because the Lipper Equity Income Funds Average includes funds that invest at least 65% of their portfolio in dividend paying equity securities, which is more representative of the Fund's investment objective.

The returns shown for Class A, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Income Fund which are not offered in this Prospectus. All Classes of the Income Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Income Fund's returns would be less than those shown.

GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Investment Objectives
The Equity Fund seeks to provide capital appreciation.
The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses of the Equity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Equity Fund (Class A, B, C and I) GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Equity Fund [Member]	Class B, GAMCO Westwood Equity Fund [Member]	Class C, GAMCO Westwood Equity Fund [Member]	Class I, GAMCO Westwood Equity Fund [Member]
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Equity Fund (Class A, B, C and I) GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Equity Fund [Member]	Class B, GAMCO Westwood Equity Fund [Member]	Class C, GAMCO Westwood Equity Fund [Member]	Class I, GAMCO Westwood Equity Fund [Member]
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Expenses	0.50%	1.00%	1.00%	none
Other Expenses	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.79%	2.29%	2.29%	1.29%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Equity Fund (Class A, B, C and I) GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Equity Fund [Member]	Class A Shares	575	941	1,331	2,421
Class B, GAMCO Westwood Equity Fund [Member]	Class B Shares	732	1,015	1,425	2,501
Class C, GAMCO Westwood Equity Fund [Member]	Class C Shares	332	715	1,225	2,626
Class I, GAMCO Westwood Equity Fund [Member]	Class I Shares	131	409	708	1,556

You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Expense Example No Redemption - Gamco Westwood Equity Fund (Class A, B, C and I) GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Equity Fund [Member]	Class A Shares	575	941	1,331	2,421
Class B, GAMCO Westwood Equity Fund [Member]	Class B Shares	232	715	1,225	2,501
Class C, GAMCO Westwood Equity Fund [Member]	Class C Shares	232	715	1,225	2,626
Class I, GAMCO Westwood Equity Fund [Member]	Class I Shares	131	409	708	1,556

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first 45 days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Equity Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

• Fund and Management Risk.  If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Performance
The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD EQUITY FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]

During the periods shown in the bar chart, the highest return for a quarter was 13.54% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.71)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Equity Fund (Class A, B, C and I)	GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011 USD ( $)	GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class A, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class B, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class C, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class I, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return After Taxes on Distributions [Member] Class A, GAMCO Westwood Equity Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Equity Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class A, GAMCO Westwood Equity Fund [Member]
1/29/2010 - 1/31/2011
								S&P 500 Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	with maximum sales charge, if applicable
Column		GAMCO Westwood Equity Fund Class A Shares	GAMCO Westwood Equity Fund Class B Shares (commenced operations on March 27, 2001)	GAMCO Westwood Equity Fund Class C Shares (commenced operations on February 13, 2001)	GAMCO Westwood Equity Fund Class I Shares (commenced operations on January 11, 2008)	GAMCO Westwood Equity Fund Class A Shares	GAMCO Westwood Equity Fund Class A Shares	Indexes
commenced operations on			Mar 27, 2001	Feb 13, 2001	Jan 11, 2008
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	S&P 500 Index
Past One Year		7.31%	6.27%	10.21%	12.26%	7.32%	4.85%	15.08%
Past Five Years		1.22%	1.16%	1.54%	2.46%	0.20%	1.03%	2.29%
Past Ten Years		1.97%	1.91%	1.90%	2.73%	1.39%	1.66%	1.42%

The returns shown for Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Equity Fund which are not offered in this Prospectus. All Classes of the Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Fund's returns would be less than those shown.

GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
GAMCO WESTWOOD BALANCED FUND (THE “BALANCED FUND”)
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Balanced Fund (Class A, B, C and I) GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Balanced Fund [Member]	Class B, GAMCO Westwood Balanced Fund [Member]	Class C, GAMCO Westwood Balanced Fund [Member]	Class I, GAMCO Westwood Balanced Fund [Member]
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Balanced Fund (Class A, B, C and I) GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Balanced Fund [Member]	Class B, GAMCO Westwood Balanced Fund [Member]	Class C, GAMCO Westwood Balanced Fund [Member]	Class I, GAMCO Westwood Balanced Fund [Member]
Operating Expenses Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Expenses	0.50%	1.00%	1.00%	none
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.49%	1.99%	1.99%	0.99%

Expense Example

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Balanced Fund (Class A, B, C and I) GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Balanced Fund [Member]	Class A Shares	546	852	1,181	2,108
Class B, GAMCO Westwood Balanced Fund [Member]	Class B Shares	702	924	1,273	2,188
Class C, GAMCO Westwood Balanced Fund [Member]	Class C Shares	302	624	1,073	2,317
Class I, GAMCO Westwood Balanced Fund [Member]	Class I Shares	101	315	547	1,213

You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Expense Example No Redemption - Gamco Westwood Balanced Fund (Class A, B, C and I) GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Balanced Fund [Member]	Class A Shares	546	852	1,181	2,108
Class B, GAMCO Westwood Balanced Fund [Member]	Class B Shares	202	624	1,073	2,188
Class C, GAMCO Westwood Balanced Fund [Member]	Class C Shares	202	624	1,073	2,317
Class I, GAMCO Westwood Balanced Fund [Member]	Class I Shares	101	315	547	1,213

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Balanced Fund may also invest in foreign debt securities.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek both growth of capital and current income

• you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

• Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.

• Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD BALANCED FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]

During the periods shown in the bar chart, the highest return for a quarter was 9.48%(quarter ended June 30, 2003) and the lowest return for a quarter was(11.21)% (quarter ended December 31, 2008).
Average Annual Total Returns - Gamco Westwood Balanced Fund (Class A, B, C and I)	GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011 USD ( $)	GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class A, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class B, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class C, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class I, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return After Taxes on Distributions [Member] Class A, GAMCO Westwood Balanced Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Balanced Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class A, GAMCO Westwood Balanced Fund [Member]
1/29/2010 - 1/31/2011
								Barclays Capital Government/Credit Bond Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011		S&P 500 Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011		Barclays Capital Government/Corporate Bond Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011		60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	with maximum sales charge, if applicable
Column		GAMCO Westwood Balanced Fund Class A Shares	GAMCO Westwood Balanced Fund Class B Shares (commenced operations on March 27, 2001)	GAMCO Westwood Balanced Fund Class C Shares (commenced operations on September 25, 2001)	GAMCO Westwood Balanced Fund Class I Shares (commenced operations on January 11, 2008)	GAMCO Westwood Balanced Fund Class A Shares	GAMCO Westwood Balanced Fund Class A Shares	Indexes		Indexes	Indexes		Indexes		Indexes
commenced operations on			Mar 27, 2001	Sep 25, 2001	Jan 11, 2008
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)	(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Barclays Capital Government/Credit Bond Index		S&P 500 Index	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index		Barclays Capital Government/Corporate Bond Index		60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index
Past One Year		4.51%	3.41%	7.41%	9.41%	4.31%	3.14%	6.59%	[1],[2]	15.08%	9.99%	[1]	6.61%	[1],[2]	11.69%	[1]
Past Five Years		2.60%	2.54%	2.93%	3.84%	1.52%	1.96%	5.56%	[1],[2]	2.29%	4.25%	[1]	5.53%	[1],[2]	3.59%	[1]
Past Ten Years		3.23%	3.13%	3.18%	3.98%	2.34%	2.51%	5.83%	[1],[2]	1.42%	4.07%	[1]	5.78%	[1],[2]	3.16%	[1]
[1]	Effective January 31, 2011, the Fund is changing its broad based benchmark from 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index to 60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark, its new broad based benchmark - the Barclays Capital Government/Credit Bond Index - and its old benchmark - 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index. Going forward, we will show the Fund's performance against components of the Barclays Capital Government/Credit Bond Index and the S&P 500 Index, rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.
[2]	Effective January 31, 2011, the Fund is changing its broad based benchmark from the Barclays Capital Government/Corporate Bond Index to the Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark and its new broad based benchmark - the Barclays Capital Government/Credit Bond Index. Going forward, we will show the Fund's performance against the Barclays Capital Government/Credit Bond Index rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.

The returns shown for Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Balanced Fund which are not offered in this Prospectus. All Classes of the Balanced Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Balanced Fund's returns would be less than those shown.

GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Investment Objective
The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses of the Intermediate Bond Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gamco Westwood Intermediate Bond Fund (Class A, B, C and I) GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member]	Class A, GAMCO Westwood Intermediate Bond Fund [Member]	Class B, GAMCO Westwood Intermediate Bond Fund [Member]	Class C, GAMCO Westwood Intermediate Bond Fund [Member]	Class I, GAMCO Westwood Intermediate Bond Fund [Member]
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gamco Westwood Intermediate Bond Fund (Class A, B, C and I) GAMCO Westwood Intermediate Bond Fund [Member]		Prospectus, Class A, B, C and I Shares [Member]	Prospectus, Class A, B, C and I Shares [Member] Class A, GAMCO Westwood Intermediate Bond Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class B, GAMCO Westwood Intermediate Bond Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class C, GAMCO Westwood Intermediate Bond Fund [Member]	Prospectus, Class A, B, C and I Shares [Member] Class I, GAMCO Westwood Intermediate Bond Fund [Member]
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees			0.60%	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Expenses			0.35%	1.00%	1.00%	none
Other Expenses			0.62%	0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses	[1]		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses			1.59%	2.24%	2.24%	1.24%
Fee Waiver or Reimbursement	[2]		(0.47%)	(0.47%)	(0.47%)	(0.47%)
Net Expenses (as a percentage of Assets)	[1]		1.12%	1.77%	1.77%	0.77%
[1]	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gamco Westwood Intermediate Bond Fund (Class A, B, C and I) GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Intermediate Bond Fund [Member]	Class A Shares	510	838	1,189	2,176
Class B, GAMCO Westwood Intermediate Bond Fund [Member]	Class B Shares	680	955	1,357	2,374
Class C, GAMCO Westwood Intermediate Bond Fund [Member]	Class C Shares	280	655	1,157	2,538
Class I, GAMCO Westwood Intermediate Bond Fund [Member]	Class I Shares	79	347	636	1,458

You would pay the following expenses if you did not redeem your shares of the Intermediate Bond Fund:
Expense Example No Redemption - Gamco Westwood Intermediate Bond Fund (Class A, B, C and I) GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, GAMCO Westwood Intermediate Bond Fund [Member]	Class A Shares	510	838	1,189	2,176
Class B, GAMCO Westwood Intermediate Bond Fund [Member]	Class B Shares	180	655	1,157	2,374
Class C, GAMCO Westwood Intermediate Bond Fund [Member]	Class C Shares	180	655	1,157	2,538
Class I, GAMCO Westwood Intermediate Bond Fund [Member]	Class I Shares	79	347	636	1,458

Portfolio Turnover
The Intermediate Bond Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a NRSRO.

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Corporate Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Principal Risks

You May Want to Invest in the Fund if:

• you are seeking current income consistent with the maintenance of principal and liquidity

• you are conservative in your investment approach

• you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

• Fund and Management Risk.  If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk.  The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]

During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.65)% (quarter ended June 30, 2004).
Average Annual Total Returns - Gamco Westwood Intermediate Bond Fund (Class A, B, C and I)	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011 USD ( $)	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class A, GAMCO Westwood Intermediate Bond Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class B, GAMCO Westwood Intermediate Bond Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class C, GAMCO Westwood Intermediate Bond Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member] Prospectus, Class A, B, C and I Shares [Member] Return Before Taxes [Member] Class I, GAMCO Westwood Intermediate Bond Fund [Member] 1/29/2010 - 1/31/2011	GAMCO Westwood Intermediate Bond Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions [Member]
Class A, GAMCO Westwood Intermediate Bond Fund [Member]
1/29/2010 - 1/31/2011
GAMCO Westwood Intermediate Bond Fund [Member]
Prospectus, Class A, B, C and I Shares [Member]
Return After Taxes on Distributions and Sale of Fund Shares [Member]
Class A, GAMCO Westwood Intermediate Bond Fund [Member]
1/29/2010 - 1/31/2011
								Barclays Capital Government/Credit Bond Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011		Barclays Capital Government/Corporate Bond Index [Member] Prospectus, Class A, B, C and I Shares [Member] 1/29/2010 - 1/31/2011
Average Annual Total Returns
Caption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	with maximum sales charge, if applicable
Column		GAMCO Westwood Intermediate Bond Fund Class A Shares (commenced operations on July 26, 2001)	GAMCO Westwood Intermediate Bond Fund Class B Shares (commenced operations on March 27, 2001)	GAMCO Westwood Intermediate Bond Fund Class C Shares (commenced operations on October 22, 2001)	GAMCO Westwood Intermediate Bond Fund Class I Shares (commenced operations on January 11, 2008)	GAMCO Westwood Intermediate Bond Fund Class A Shares (commenced operations on July 26, 2001)	GAMCO Westwood Intermediate Bond Fund Class A Shares (commenced operations on July 26, 2001)	Indexes		Indexes
commenced operations on		Jul 26, 2001	Mar 27, 2001	Oct 22, 2001	Jan 11, 2008	Jul 26, 2001	Jul 26, 2001
Index No Deduction for Fees, Expenses, Taxes [Text]								(reflects no deduction for fees, expenses or taxes)		(reflects no deduction for fees, expenses or taxes)
Label		Return Before Taxes	Return Before Taxes	Return Before Taxes	Return Before Taxes	Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	Barclays Capital Government/Credit Bond Index		Barclays Capital Government/Corporate Bond Index
Past One Year		0.50%	(1.03%)	2.91%	5.01%	(0.30%)	0.36%	6.59%	[1],[2]	6.61%	[1],[2]
Past Five Years		3.72%	3.54%	3.77%	4.81%	2.64%	2.55%	5.56%	[1],[2]	5.53%	[1],[2]
Past Ten Years		4.17%	3.90%	3.96%	4.75%	2.96%	2.86%	5.83%	[1],[2]	5.78%	[1],[2]
[1]	Effective January 31, 2011, the Fund is changing its broad based benchmark from 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index to 60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark, its new broad based benchmark - the Barclays Capital Government/Credit Bond Index - and its old benchmark - 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index. Going forward, we will show the Fund's performance against components of the Barclays Capital Government/Credit Bond Index and the S&P 500 Index, rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.
[2]	Effective January 31, 2011, the Fund is changing its broad based benchmark from the Barclays Capital Government/Corporate Bond Index to the Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark and its new broad based benchmark - the Barclays Capital Government/Credit Bond Index. Going forward, we will show the Fund's performance against the Barclays Capital Government/Credit Bond Index rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their inception dates are those of the Class AAA Shares of the Intermediate Bond Fund which are not offered in this Prospectus. All Classes of the Intermediate Bond Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund's returns would be less than those shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	GAMCO WESTWOOD FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000796229
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class AAA Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUNDS GAMCO WESTWOOD MIGHTY MITESsm FUND(the “Mighty Mitessm Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mighty Mitessm Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mighty Mitessm Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Mighty Mitessm Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Mighty Mitessm Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mighty Mitessm Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mighty Mitessm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mighty Mitessm Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mitessm Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mitessm Fund’s performance. During the most recent fiscal year, the Mighty Mitessm Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mighty Mitessm Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of  $300 million or less at the time of the Mighty Mitessm Fund’s initial investment. These companies are called micro-cap companies.

The Mighty Mitessm Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mitessm Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mitessm Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mighty Mitessm Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $300 million or less at the time of the Mighty Mitessm Fund’s initial investment. These companies are called micro-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek long-term growth of capital

• you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mitessm Fund’s share price will fluctuate with changes in the market value of the Mighty Mitessm Fund’s portfolio securities. Your investment in the Mighty Mitessm Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mitessm Fund.

Investing in the Mighty Mitessm Fund involves the following risks:

• Fund and Management Risk.  If the Mighty Mitessm Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mitessm Fund invests falls out of favor with investors, the Mighty Mitessm Fund could underperform the stock market or its peers. The Mighty Mitessm Fund could also fail to meet its investment objective. When you sell Mighty Mitessm Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Mighty Mitessm Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mitessm Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mitessm Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mitessm Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mitessm Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk.  Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Mighty Mitessm Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mitessm Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Mighty Mitessm Fund by showing changes in the Mighty Mitessm Fund’s performance from year to year, and by showing how the Mighty Mitessm Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and another relevant index. As with all mutual funds, the Mighty Mitessm Fund’s past performance (before and after taxes) does not predict how the Mighty Mitessm Fund will perform in the future. Updated information on the Mighty Mitessm Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Mighty Mitessm Fund by showing changes in the Mighty Mitessm Fund’s performance from year to year, and by showing how the Mighty Mitessm Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and another relevant index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Mighty Mitessm Fund’s past performance (before and after taxes) does not predict how the Mighty Mitessm Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Mighty Mitessm Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD MIGHTY MITESsm FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 18.44% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.14)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column	rr_AverageAnnualReturnColumnName	Indexes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class AAA Shares [Member] | Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.20%
2002	rr_AnnualReturn2002	(0.80%)
2003	rr_AnnualReturn2003	25.90%
2004	rr_AnnualReturn2004	18.70%
2005	rr_AnnualReturn2005	7.20%
2006	rr_AnnualReturn2006	19.80%
2007	rr_AnnualReturn2007	7.40%
2008	rr_AnnualReturn2008	(23.90%)
2009	rr_AnnualReturn2009	27.50%
2010	rr_AnnualReturn2010	28.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD MIGHTY MITESsm FUND (the “Mighty Mitessm Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mighty Mitessm Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mighty Mitessm Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mitessm Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	webax_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mighty Mitessm Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Mighty Mitessm Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Mighty Mitessm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Mighty Mitessm Fund:
Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mighty Mitessm Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mitessm Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mitessm Fund’s performance. During the most recent fiscal year, the Mighty Mitessm Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mighty Mitessm Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of  $300 million or less at the time of the Mighty Mitessm Fund’s initial investment. These companies are called micro-cap companies.

The Mighty Mitessm Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security approaching its private market value or a change to a company’s fundamentals that make the risk/reward profile unattractive.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mitessm Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mitessm Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mighty Mitessm Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $300 million or less at the time of the Mighty Mitessm Fund’s initial investment. These companies are called micro-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek long-term growth of capital

• you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mitessm Fund’s share price will fluctuate with changes in the market value of the Mighty Mitessm Fund’s portfolio securities. Your investment in the Mighty Mitessm Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mitessm Fund.

Investing in the Mighty Mitessm Fund involves the following risks:

• Fund and Management Risk.  If the Mighty Mitessm Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mitessm Fund invests falls out of favor with investors, the Mighty Mitessm Fund could underperform the stock market or its peers. The Mighty Mitessm Fund could also fail to meet its investment objective. When you sell Mighty Mitessm Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Mighty Mitessm Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mitessm Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mitessm Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mitessm Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mitessm Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk.  Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Mighty Mitessm Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mitessm Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Mighty Mitessm Fund by showing changes in the Mighty Mitessm Fund’s performance from year to year, and by showing how the Mighty Mitessm Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mitessm Fund’s past performance (before and after taxes) does not predict how the Mighty Mitessm Fund will perform in the future. Updated information on the Mighty Mitessm Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Mighty Mitessm Fund by showing changes in the Mighty Mitessm Fund’s performance from year to year, and by showing how the Mighty Mitessm Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index as well as another relevant index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Mighty Mitessm Fund’s past performance (before and after taxes) does not predict how the Mighty Mitessm Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Mighty Mitessm Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD MIGHTY MITESsm FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Mighty Mitessm Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 18.40% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.10)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	with maximum sales charge, if applicable
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Mighty Mitessm Fund which are not offered in this Prospectus. All Classes of the Mighty Mitessm Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class A, GAMCO Westwood Mighty Mites sm Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	578
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,351
10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	578
3 Years	rr_ExpenseExampleNoRedemptionYear03	953
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.20%
2002	rr_AnnualReturn2002	0.90%
2003	rr_AnnualReturn2003	25.60%
2004	rr_AnnualReturn2004	18.40%
2005	rr_AnnualReturn2005	6.90%
2006	rr_AnnualReturn2006	19.60%
2007	rr_AnnualReturn2007	7.10%
2008	rr_AnnualReturn2008	(24.00%)
2009	rr_AnnualReturn2009	27.20%
2010	rr_AnnualReturn2010	27.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	16.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class B, GAMCO Westwood Mighty Mites sm Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	736
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	2,541
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,541
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class C, GAMCO Westwood Mighty Mites sm Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	336
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class I, GAMCO Westwood Mighty Mites sm Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class AAA Shares [Member] | Return Before Taxes [Member] | Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	28.12%
Past Five Years	rr_AverageAnnualReturnYear05	9.85%
Past Ten Years	rr_AverageAnnualReturnYear10	10.45%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class A, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class A Shares (commenced operations on June 15, 2000)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2000
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	22.70%
Past Five Years	rr_AverageAnnualReturnYear05	8.74%
Past Ten Years	rr_AverageAnnualReturnYear10	9.79%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class B, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class B Shares (commenced operations on June 6, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	22.15%
Past Five Years	rr_AverageAnnualReturnYear05	8.75%
Past Ten Years	rr_AverageAnnualReturnYear10	9.66%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class C, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class C Shares (commenced operations on August 3, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	26.08%
Past Five Years	rr_AverageAnnualReturnYear05	9.05%
Past Ten Years	rr_AverageAnnualReturnYear10	9.68%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class I, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class I Shares (commenced operations on January 11, 2008)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	28.43%
Past Five Years	rr_AverageAnnualReturnYear05	10.02%
Past Ten Years	rr_AverageAnnualReturnYear10	10.53%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions [Member] | Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	27.28%
Past Five Years	rr_AverageAnnualReturnYear05	8.84%
Past Ten Years	rr_AverageAnnualReturnYear10	9.53%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions [Member] | Class A, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class A Shares (commenced operations on June 15, 2000)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2000
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	21.94%
Past Five Years	rr_AverageAnnualReturnYear05	7.74%
Past Ten Years	rr_AverageAnnualReturnYear10	8.90%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class AAA, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	18.65%
Past Five Years	rr_AverageAnnualReturnYear05	8.34%
Past Ten Years	rr_AverageAnnualReturnYear10	9.04%
GAMCO Westwood Mighty Mites sm Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, GAMCO Westwood Mighty Mites sm Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mitessm Fund Class A Shares (commenced operations on June 15, 2000)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 2000
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	15.11%
Past Five Years	rr_AverageAnnualReturnYear05	7.36%
Past Ten Years	rr_AverageAnnualReturnYear10	8.46%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class AAA Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SmallCap Equity Fund seeks to provide long(term capital appreciation by investing primarily in smaller capitalization equity securities.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SmallCap Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the SmallCap Equity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between  $100 million and  $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The SmallCap Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

• Fund and Management Risk.  If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.94)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	577
5 Years	rr_ExpenseExampleYear05	1,027
10 Years	rr_ExpenseExampleYear10	2,277
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.30%)
2002	rr_AnnualReturn2002	(29.90%)
2003	rr_AnnualReturn2003	24.10%
2004	rr_AnnualReturn2004	14.30%
2005	rr_AnnualReturn2005	9.60%
2006	rr_AnnualReturn2006	22.40%
2007	rr_AnnualReturn2007	1.90%
2008	rr_AnnualReturn2008	(42.90%)
2009	rr_AnnualReturn2009	52.40%
2010	rr_AnnualReturn2010	31.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SmallCap Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint Discounts	webax_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between  $100 million and  $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for a price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign securities and in EDRs or ADRs. The SmallCap Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

• Fund and Management Risk.  If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.

• Small- and Micro-Cap Company Risk.  Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class A Shares for the Years Ended December 31)	[3]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the SmallCap Equity Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 32.03% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.91)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	with maximum sales charge, if applicable
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the SmallCap Equity Fund which are not offered in this Prospectus. All Classes of the SmallCap Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class A, GAMCO Westwood Small Cap Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[4]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	571
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,509
10 Years	rr_ExpenseExampleYear10	2,835
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	571
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,509
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,835
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.30%)
2002	rr_AnnualReturn2002	(29.80%)
2003	rr_AnnualReturn2003	23.90%
2004	rr_AnnualReturn2004	14.10%
2005	rr_AnnualReturn2005	9.30%
2006	rr_AnnualReturn2006	22.30%
2007	rr_AnnualReturn2007	1.60%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	51.80%
2010	rr_AnnualReturn2010	30.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class B, GAMCO Westwood Small Cap Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[4]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,104
5 Years	rr_ExpenseExampleYear05	1,606
10 Years	rr_ExpenseExampleYear10	2,915
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	804
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,915
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class C, GAMCO Westwood Small Cap Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[4]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	804
5 Years	rr_ExpenseExampleYear05	1,406
10 Years	rr_ExpenseExampleYear10	3,035
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	804
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,035
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class I, GAMCO Westwood Small Cap Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	899
10 Years	rr_ExpenseExampleYear10	2,014
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	501
5 Years	rr_ExpenseExampleNoRedemptionYear05	899
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,014
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Return Before Taxes [Member] | Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	31.02%
Past Five Years	rr_AverageAnnualReturnYear05	7.31%
Past Ten Years	rr_AverageAnnualReturnYear10	1.87%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class A, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class A Shares (commenced operations on November 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	25.51%
Past Five Years	rr_AverageAnnualReturnYear05	6.20%
Past Ten Years	rr_AverageAnnualReturnYear10	1.30%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class B, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class B Shares (commenced operations on March 27, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	25.00%
Past Five Years	rr_AverageAnnualReturnYear05	6.20%
Past Ten Years	rr_AverageAnnualReturnYear10	1.15%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class C, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class C Shares (commenced operations on November 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	29.00%
Past Five Years	rr_AverageAnnualReturnYear05	6.53%
Past Ten Years	rr_AverageAnnualReturnYear10	1.10%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class I, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class I Shares (commenced operations on January 11, 2008)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	31.38%
Past Five Years	rr_AverageAnnualReturnYear05	7.46%
Past Ten Years	rr_AverageAnnualReturnYear10	1.94%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions [Member] | Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	31.02%
Past Five Years	rr_AverageAnnualReturnYear05	7.27%
Past Ten Years	rr_AverageAnnualReturnYear10	1.85%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions [Member] | Class A, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class A Shares (commenced operations on November 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 2001
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	25.56%
Past Five Years	rr_AverageAnnualReturnYear05	6.17%
Past Ten Years	rr_AverageAnnualReturnYear10	1.28%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class AAA, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	20.16%
Past Five Years	rr_AverageAnnualReturnYear05	6.33%
Past Ten Years	rr_AverageAnnualReturnYear10	1.61%
GAMCO Westwood Small Cap Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, GAMCO Westwood Small Cap Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class A Shares (commenced operations on November 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 2001
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	16.61%
Past Five Years	rr_AverageAnnualReturnYear05	5.36%
Past Ten Years	rr_AverageAnnualReturnYear10	1.11%
GAMCO Westwood Income Fund [Member] | Prospectus, Class AAA Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Income Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

• attractive fundamentals and valuations based on the Adviser’s internal research

• issuers with strong management teams and/or

• issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Income Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

• Fund and Management Risk.  If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index, as well as other relevant indices. The bar chart and table include the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As a result, performance information prior to 2006 may not be indicative of the Income Fund’s performance under the revised objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index, as well as other relevant indices. The bar chart and table include the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As a result, performance information prior to 2006 may not be indicative of the Income Fund’s performance under the revised objective and policies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INCOME FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the c was 14.90% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.33)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Income Fund [Member] | Prospectus, Class AAA Shares [Member] | Class AAA, GAMCO Westwood Income Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	872
5 Years	rr_ExpenseExampleYear05	1,566
10 Years	rr_ExpenseExampleYear10	3,412
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	11.40%
2002	rr_AnnualReturn2002	3.90%
2003	rr_AnnualReturn2003	33.50%
2004	rr_AnnualReturn2004	26.90%
2005	rr_AnnualReturn2005	6.60%
2006	rr_AnnualReturn2006	13.00%
2007	rr_AnnualReturn2007	(2.20%)
2008	rr_AnnualReturn2008	(28.80%)
2009	rr_AnnualReturn2009	17.90%
2010	rr_AnnualReturn2010	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint Discounts	webax_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Income Fund:
Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

• attractive fundamentals and valuations based on the Adviser’s internal research

• issuers with strong management teams and/or

• issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Income Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

• Fund and Management Risk.  If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index, as well as other relevant indices. The bar chart and table primarily reflect the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index, as well as other relevant indices.The bar chart and table primarily reflect the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INCOME FUND (Total returns for Class A Shares for the Years Ended December 31)	[6]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Income Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	with maximum sales charge, if applicable
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Income Fund which are not offered in this Prospectus. All Classes of the Income Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class A, GAMCO Westwood Income Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[7]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	619
3 Years	rr_ExpenseExampleYear03	1,308
5 Years	rr_ExpenseExampleYear05	2,019
10 Years	rr_ExpenseExampleYear10	3,896
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,308
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,896
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	11.40%
2002	rr_AnnualReturn2002	3.60%
2003	rr_AnnualReturn2003	33.10%
2004	rr_AnnualReturn2004	26.70%
2005	rr_AnnualReturn2005	6.30%
2006	rr_AnnualReturn2006	12.60%
2007	rr_AnnualReturn2007	(2.30%)
2008	rr_AnnualReturn2008	(28.90%)
2009	rr_AnnualReturn2009	17.50%
2010	rr_AnnualReturn2010	12.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class C, GAMCO Westwood Income Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.75%	[7]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	1,092
5 Years	rr_ExpenseExampleYear05	1,924
10 Years	rr_ExpenseExampleYear10	4,082
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,092
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,924
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,082
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class I, GAMCO Westwood Income Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[7]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	798
5 Years	rr_ExpenseExampleYear05	1,443
10 Years	rr_ExpenseExampleYear10	3,177
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	798
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,443
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,177
GAMCO Westwood Income Fund [Member] | Prospectus, Class AAA Shares [Member] | Return Before Taxes [Member] | Class AAA, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.17%
Past Five Years	rr_AverageAnnualReturnYear05	0.98%
Past Ten Years	rr_AverageAnnualReturnYear10	8.19%
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class A, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class A Shares (commenced operations on May 9, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	8.46%
Past Five Years	rr_AverageAnnualReturnYear05	(0.07%)
Past Ten Years	rr_AverageAnnualReturnYear10	7.50%
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class C, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class C Shares (commenced operations on November 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.25%
Past Five Years	rr_AverageAnnualReturnYear05	0.22%
Past Ten Years	rr_AverageAnnualReturnYear10	7.59%
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class I, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class I Shares (commenced operations on January 11, 2008)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.59%
Past Five Years	rr_AverageAnnualReturnYear05	1.15%
Past Ten Years	rr_AverageAnnualReturnYear10	8.28%
GAMCO Westwood Income Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions [Member] | Class AAA, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	12.89%
Past Five Years	rr_AverageAnnualReturnYear05	(0.42%)
Past Ten Years	rr_AverageAnnualReturnYear10	6.28%
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions [Member] | Class A, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class A Shares (commenced operations on May 9, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2001
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	8.21%
Past Five Years	rr_AverageAnnualReturnYear05	(1.37%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.74%
GAMCO Westwood Income Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class AAA, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	8.90%
Past Five Years	rr_AverageAnnualReturnYear05	0.61%
Past Ten Years	rr_AverageAnnualReturnYear10	6.64%
GAMCO Westwood Income Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, GAMCO Westwood Income Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class A Shares (commenced operations on May 9, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 2001
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	5.76%
Past Five Years	rr_AverageAnnualReturnYear05	(0.26%)
Past Ten Years	rr_AverageAnnualReturnYear10	6.10%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class AAA Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Fund seeks to provide capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Equity Fund’s secondary goal is to produce current income.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first 45 days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

• Fund and Management Risk.  If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 13.65% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.64)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Class AAA, GAMCO Westwood Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.40%)
2002	rr_AnnualReturn2002	(18.20%)
2003	rr_AnnualReturn2003	22.40%
2004	rr_AnnualReturn2004	12.40%
2005	rr_AnnualReturn2005	13.80%
2006	rr_AnnualReturn2006	18.20%
2007	rr_AnnualReturn2007	12.40%
2008	rr_AnnualReturn2008	(33.10%)
2009	rr_AnnualReturn2009	12.60%
2010	rr_AnnualReturn2010	12.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Fund seeks to provide capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Equity Fund’s secondary goal is to produce current income.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint Discounts	webax_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first 45 days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

• Fund and Management Risk.  If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.

• Equity Risk.  The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk.  Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD EQUITY FUND (Total returns for Class A Shares for the Years Ended December 31)	[8]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 13.54% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.71)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	with maximum sales charge, if applicable
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Equity Fund which are not offered in this Prospectus. All Classes of the Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class A, GAMCO Westwood Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	575
3 Years	rr_ExpenseExampleYear03	941
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	575
3 Years	rr_ExpenseExampleNoRedemptionYear03	941
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(9.60%)
2002	rr_AnnualReturn2002	(18.40%)
2003	rr_AnnualReturn2003	22.10%
2004	rr_AnnualReturn2004	12.10%
2005	rr_AnnualReturn2005	13.50%
2006	rr_AnnualReturn2006	17.90%
2007	rr_AnnualReturn2007	12.20%
2008	rr_AnnualReturn2008	(33.40%)
2009	rr_AnnualReturn2009	12.30%
2010	rr_AnnualReturn2010	11.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class B, GAMCO Westwood Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	732
3 Years	rr_ExpenseExampleYear03	1,015
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	2,501
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	232
3 Years	rr_ExpenseExampleNoRedemptionYear03	715
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,501
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class C, GAMCO Westwood Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	332
3 Years	rr_ExpenseExampleYear03	715
5 Years	rr_ExpenseExampleYear05	1,225
10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	232
3 Years	rr_ExpenseExampleNoRedemptionYear03	715
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,626
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class I, GAMCO Westwood Equity Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
GAMCO Westwood Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Return Before Taxes [Member] | Class AAA, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.95%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	2.65%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class A, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	7.31%
Past Five Years	rr_AverageAnnualReturnYear05	1.22%
Past Ten Years	rr_AverageAnnualReturnYear10	1.97%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class B, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class B Shares (commenced operations on March 27, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	6.27%
Past Five Years	rr_AverageAnnualReturnYear05	1.16%
Past Ten Years	rr_AverageAnnualReturnYear10	1.91%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class C, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class C Shares (commenced operations on February 13, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 13, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	10.21%
Past Five Years	rr_AverageAnnualReturnYear05	1.54%
Past Ten Years	rr_AverageAnnualReturnYear10	1.90%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class I, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class I Shares (commenced operations on January 11, 2008)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.26%
Past Five Years	rr_AverageAnnualReturnYear05	2.46%
Past Ten Years	rr_AverageAnnualReturnYear10	2.73%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions [Member] | Class AAA, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	11.85%
Past Five Years	rr_AverageAnnualReturnYear05	1.23%
Past Ten Years	rr_AverageAnnualReturnYear10	2.01%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions [Member] | Class A, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	7.32%
Past Five Years	rr_AverageAnnualReturnYear05	0.20%
Past Ten Years	rr_AverageAnnualReturnYear10	1.39%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class AAA, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	7.89%
Past Five Years	rr_AverageAnnualReturnYear05	1.94%
Past Ten Years	rr_AverageAnnualReturnYear10	2.22%
GAMCO Westwood Equity Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, GAMCO Westwood Equity Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	4.85%
Past Five Years	rr_AverageAnnualReturnYear05	1.03%
Past Ten Years	rr_AverageAnnualReturnYear10	1.66%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class AAA Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD BALANCED FUND (THE “BALANCED FUND”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Balanced Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Balanced Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Balanced Fund for the time indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Balanced Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Sub-Adviser will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek both growth of capital and current income

• you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

• Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.

• Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and other relevant indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.64% (quarter ended June 30, 2003) and the lowest return for a quarter was (11.20)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class AAA Shares [Member] | Class AAA, GAMCO Westwood Balanced Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEBAX
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.20%)
2002	rr_AnnualReturn2002	(6.90%)
2003	rr_AnnualReturn2003	14.30%
2004	rr_AnnualReturn2004	8.80%
2005	rr_AnnualReturn2005	9.30%
2006	rr_AnnualReturn2006	12.40%
2007	rr_AnnualReturn2007	10.30%
2008	rr_AnnualReturn2008	(19.30%)
2009	rr_AnnualReturn2009	9.80%
2010	rr_AnnualReturn2010	9.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD BALANCED FUND (THE “BALANCED FUND”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Balanced Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint Discounts	webax_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 41 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Sub-Adviser will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of  $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in EDRs or ADRs. The Balanced Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Sub-Adviser will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek both growth of capital and current income

• you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

• Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.

• Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

• Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.

• Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index and other relevant indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD BALANCED FUND (Total returns for Class A Shares for the Years Ended December 31)	[9]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Balanced Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.48%(quarter ended June 30, 2003) and the lowest return for a quarter was(11.21)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	with maximum sales charge, if applicable
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class B, Class C, and Class I Shares prior to their actual inception dates are those of the Class AAA Shares of the Balanced Fund which are not offered in this Prospectus. All Classes of the Balanced Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class A, GAMCO Westwood Balanced Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEBCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	546
3 Years	rr_ExpenseExampleYear03	852
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	2,108
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	546
3 Years	rr_ExpenseExampleNoRedemptionYear03	852
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,108
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.40%)
2002	rr_AnnualReturn2002	(7.30%)
2003	rr_AnnualReturn2003	14.10%
2004	rr_AnnualReturn2004	8.60%
2005	rr_AnnualReturn2005	9.00%
2006	rr_AnnualReturn2006	12.10%
2007	rr_AnnualReturn2007	10.00%
2008	rr_AnnualReturn2008	(19.50%)
2009	rr_AnnualReturn2009	9.50%
2010	rr_AnnualReturn2010	8.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class B, GAMCO Westwood Balanced Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBCBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,188
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class C, GAMCO Westwood Balanced Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBCCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class I, GAMCO Westwood Balanced Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBBIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I Shares
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class AAA Shares [Member] | Return Before Taxes [Member] | Class AAA, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	9.13%
Past Five Years	rr_AverageAnnualReturnYear05	3.68%
Past Ten Years	rr_AverageAnnualReturnYear10	3.90%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class A, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	4.51%
Past Five Years	rr_AverageAnnualReturnYear05	2.60%
Past Ten Years	rr_AverageAnnualReturnYear10	3.23%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class B, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class B Shares (commenced operations on March 27, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	3.41%
Past Five Years	rr_AverageAnnualReturnYear05	2.54%
Past Ten Years	rr_AverageAnnualReturnYear10	3.13%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class C, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class C Shares (commenced operations on September 25, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	7.41%
Past Five Years	rr_AverageAnnualReturnYear05	2.93%
Past Ten Years	rr_AverageAnnualReturnYear10	3.18%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class I, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class I Shares (commenced operations on January 11, 2008)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	9.41%
Past Five Years	rr_AverageAnnualReturnYear05	3.84%
Past Ten Years	rr_AverageAnnualReturnYear10	3.98%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions [Member] | Class AAA, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	8.86%
Past Five Years	rr_AverageAnnualReturnYear05	2.51%
Past Ten Years	rr_AverageAnnualReturnYear10	2.93%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions [Member] | Class A, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	4.31%
Past Five Years	rr_AverageAnnualReturnYear05	1.52%
Past Ten Years	rr_AverageAnnualReturnYear10	2.34%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class AAA, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	6.20%
Past Five Years	rr_AverageAnnualReturnYear05	2.85%
Past Ten Years	rr_AverageAnnualReturnYear10	3.05%
GAMCO Westwood Balanced Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, GAMCO Westwood Balanced Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	3.14%
Past Five Years	rr_AverageAnnualReturnYear05	1.96%
Past Ten Years	rr_AverageAnnualReturnYear10	2.51%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class AAA Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Intermediate Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Intermediate Bond Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Intermediate Bond Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a NRSRO.

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Corporate Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive or a need to improve the overall risk/reward profile of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a NRSRO.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are seeking current income consistent with the maintenance of principal and liquidity

• you are conservative in your investment approach

• you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

• Fund and Management Risk.  If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk.  The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.64)% (quarter ended June 30, 2004).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class AAA Shares [Member] | Class AAA, GAMCO Intermediate Bond Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[10]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,739
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.40%
2002	rr_AnnualReturn2002	10.10%
2003	rr_AnnualReturn2003	1.30%
2004	rr_AnnualReturn2004	3.00%
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	3.10%
2007	rr_AnnualReturn2007	5.70%
2008	rr_AnnualReturn2008	6.00%
2009	rr_AnnualReturn2009	3.80%
2010	rr_AnnualReturn2010	4.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
FEES AND EXPENSES OF THE BALANCED FUND:	webax_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Intermediate Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint Discounts	webax_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 42 of the Fund’s Prospectus and in “Purchase and Redemption of Shares” on page 51 of the Fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Intermediate Bond Fund:
Portfolio Turnover	webax_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Intermediate Bond Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a NRSRO.

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Corporate Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a NRSRO.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are seeking current income consistent with the maintenance of principal and liquidity

• you are conservative in your investment approach

• you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

• Fund and Management Risk.  If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.

• Interest Rate Risk, Maturity Risk, and Credit Risk.  When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

• Pre-Payment Risk.  The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.
PERFORMANCE	webax_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class A Shares for the Years Ended December 31)	[12]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.65)% (quarter ended June 30, 2004).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	with maximum sales charge, if applicable
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their inception dates are those of the Class AAA Shares of the Intermediate Bond Fund which are not offered in this Prospectus. All Classes of the Intermediate Bond Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class A, GAMCO Westwood Intermediate Bond Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[10]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	510
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	510
3 Years	rr_ExpenseExampleNoRedemptionYear03	838
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.40%
2002	rr_AnnualReturn2002	10.00%
2003	rr_AnnualReturn2003	1.20%
2004	rr_AnnualReturn2004	2.90%
2005	rr_AnnualReturn2005	1.70%
2006	rr_AnnualReturn2006	3.10%
2007	rr_AnnualReturn2007	5.60%
2008	rr_AnnualReturn2008	5.90%
2009	rr_AnnualReturn2009	3.70%
2010	rr_AnnualReturn2010	4.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class B, GAMCO Westwood Intermediate Bond Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[10]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,357
10 Years	rr_ExpenseExampleYear10	2,374
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,374
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class C, GAMCO Westwood Intermediate Bond Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[10]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	280
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,538
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,538
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Class I, GAMCO Westwood Intermediate Bond Fund [Member]
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[10]
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,458
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	636
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,458
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class AAA Shares [Member] | Return Before Taxes [Member] | Class AAA, GAMCO Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	4.75%
Past Five Years	rr_AverageAnnualReturnYear05	4.67%
Past Ten Years	rr_AverageAnnualReturnYear10	4.68%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class A, GAMCO Westwood Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class A Shares (commenced operations on July 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	0.50%
Past Five Years	rr_AverageAnnualReturnYear05	3.72%
Past Ten Years	rr_AverageAnnualReturnYear10	4.17%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class B, GAMCO Westwood Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class B Shares (commenced operations on March 27, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(1.03%)
Past Five Years	rr_AverageAnnualReturnYear05	3.54%
Past Ten Years	rr_AverageAnnualReturnYear10	3.90%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class C, GAMCO Westwood Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class C Shares (commenced operations on October 22, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 22, 2001
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	2.91%
Past Five Years	rr_AverageAnnualReturnYear05	3.77%
Past Ten Years	rr_AverageAnnualReturnYear10	3.96%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return Before Taxes [Member] | Class I, GAMCO Westwood Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class I Shares (commenced operations on January 11, 2008)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	5.01%
Past Five Years	rr_AverageAnnualReturnYear05	4.81%
Past Ten Years	rr_AverageAnnualReturnYear10	4.75%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions [Member] | Class AAA, GAMCO Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	3.89%
Past Five Years	rr_AverageAnnualReturnYear05	3.54%
Past Ten Years	rr_AverageAnnualReturnYear10	3.44%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions [Member] | Class A, GAMCO Westwood Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class A Shares (commenced operations on July 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2001
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(0.30%)
Past Five Years	rr_AverageAnnualReturnYear05	2.64%
Past Ten Years	rr_AverageAnnualReturnYear10	2.96%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class AAA Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class AAA, GAMCO Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	3.12%
Past Five Years	rr_AverageAnnualReturnYear05	3.34%
Past Ten Years	rr_AverageAnnualReturnYear10	3.29%
GAMCO Westwood Intermediate Bond Fund [Member] | Prospectus, Class A, B, C and I Shares [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, GAMCO Westwood Intermediate Bond Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class A Shares (commenced operations on July 26, 2001)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 26, 2001
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	0.36%
Past Five Years	rr_AverageAnnualReturnYear05	2.55%
Past Ten Years	rr_AverageAnnualReturnYear10	2.86%
Lipper Equity Income Funds Average [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Average
Past One Year	rr_AverageAnnualReturnYear01	14.04%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	2.15%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	2.86%	[13]
Lipper Equity Income Funds Average [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Average
Past One Year	rr_AverageAnnualReturnYear01	14.04%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	2.15%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	2.86%	[13]
10 Year Treasury Note Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	10 Year Treasury Note Index
Past One Year	rr_AverageAnnualReturnYear01	8.79%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	6.02%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	5.89%	[13]
10 Year Treasury Note Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	10 Year Treasury Note Index
Past One Year	rr_AverageAnnualReturnYear01	8.79%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	6.02%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	5.89%	[13]
Russell 2000 Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past One Year	rr_AverageAnnualReturnYear01	26.85%
Past Five Years	rr_AverageAnnualReturnYear05	4.47%
Past Ten Years	rr_AverageAnnualReturnYear10	6.33%
Russell 2000 Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past One Year	rr_AverageAnnualReturnYear01	26.85%
Past Five Years	rr_AverageAnnualReturnYear05	4.47%
Past Ten Years	rr_AverageAnnualReturnYear10	6.33%
Russell Microcap Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Microcaptm Index
Past One Year	rr_AverageAnnualReturnYear01	28.89%
Past Five Years	rr_AverageAnnualReturnYear05	1.19%
Past Ten Years	rr_AverageAnnualReturnYear10	7.38%
Russell Microcap Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Microcaptm Index
Past One Year	rr_AverageAnnualReturnYear01	28.89%
Past Five Years	rr_AverageAnnualReturnYear05	1.19%
Past Ten Years	rr_AverageAnnualReturnYear10	7.38%
Barclays Capital Government/Credit Bond Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Credit Bond Index
Past One Year	rr_AverageAnnualReturnYear01	6.59%	[14],[15]
Past Five Years	rr_AverageAnnualReturnYear05	5.56%	[14],[15]
Past Ten Years	rr_AverageAnnualReturnYear10	5.83%	[14],[15]
Barclays Capital Government/Credit Bond Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Credit Bond Index
Past One Year	rr_AverageAnnualReturnYear01	6.59%	[14],[15]
Past Five Years	rr_AverageAnnualReturnYear05	5.56%	[14],[15]
Past Ten Years	rr_AverageAnnualReturnYear10	5.83%	[14],[15]
S&P 500 Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	15.08%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.42%
S&P 500 Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	15.08%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.42%
Blended Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Blended Index
Past One Year	rr_AverageAnnualReturnYear01	11.94%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	4.16%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	3.66%	[13]
Blended Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Blended Index
Past One Year	rr_AverageAnnualReturnYear01	11.94%	[13]
Past Five Years	rr_AverageAnnualReturnYear05	4.16%	[13]
Past Ten Years	rr_AverageAnnualReturnYear10	3.66%	[13]
60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index
Past One Year	rr_AverageAnnualReturnYear01	9.99%	[14]
Past Five Years	rr_AverageAnnualReturnYear05	4.25%	[14]
Past Ten Years	rr_AverageAnnualReturnYear10	4.07%	[14]
60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index
Past One Year	rr_AverageAnnualReturnYear01	9.99%	[14]
Past Five Years	rr_AverageAnnualReturnYear05	4.25%	[14]
Past Ten Years	rr_AverageAnnualReturnYear10	4.07%	[14]
Barclays Capital Government/Corporate Bond Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Corporate Bond Index
Past One Year	rr_AverageAnnualReturnYear01	6.61%	[14],[15]
Past Five Years	rr_AverageAnnualReturnYear05	5.53%	[14],[15]
Past Ten Years	rr_AverageAnnualReturnYear10	5.78%	[14],[15]
Barclays Capital Government/Corporate Bond Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Corporate Bond Index
Past One Year	rr_AverageAnnualReturnYear01	6.61%	[14],[15]
Past Five Years	rr_AverageAnnualReturnYear05	5.53%	[14],[15]
Past Ten Years	rr_AverageAnnualReturnYear10	5.78%	[14],[15]
60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index [Member] | Prospectus, Class AAA Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index
Past One Year	rr_AverageAnnualReturnYear01	11.69%	[14]
Past Five Years	rr_AverageAnnualReturnYear05	3.59%	[14]
Past Ten Years	rr_AverageAnnualReturnYear10	3.16%	[14]
60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index [Member] | Prospectus, Class A, B, C and I Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index
Past One Year	rr_AverageAnnualReturnYear01	11.69%	[14]
Past Five Years	rr_AverageAnnualReturnYear05	3.59%	[14]
Past Ten Years	rr_AverageAnnualReturnYear10	3.16%	[14]

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Mighty Mitessm Fund's returns would be less than those shown.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[3]	Sales loads are not reflected in the above chart. If sales loads were reflected, the SmallCap Equity Fund's returns would be less than those shown.
[4]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund?Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.75% for Class A Shares, 2.25% for Class B Shares, 2.25% for Class C Shares, and 1.25% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[5]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[6]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Income Fund's returns would be less than those shown.
[7]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.25% for Class A Shares, 2.75% for Class C Shares, and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[8]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Fund's returns would be less than those shown.
[9]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Balanced Fund's returns would be less than those shown.
[10]	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[11]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2012 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[12]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund's returns would be less than those shown.
[13]	Effective January 31, 2011, the Fund is changing its broad based benchmarks from the 10 Year Treasury Notes Index and the Blended Index to the Lipper Equity Income Funds Average. For purposes of this Prospectus, we have included the Fund's old broad based benchmarks, its new broad based benchmark - the Lipper Equity Income Funds Average - and its current benchmark - the S&P 500 Index. Going forward, we will show the Fund's performance against the Lipper Equity Income Funds Average and the S&P 500 Index, rather than the 10 Year Treasury Notes Index and the Blended Index, as the Adviser believes the 10 Year Treasury Notes Index and the Blended Index are no longer appropriate broad based benchmarks. The Adviser believes the Lipper Equity Income Funds Average is a better broad based benchmark because the Lipper Equity Income Funds Average includes funds that invest at least 65% of their portfolio in dividend paying equity securities, which is more representative of the Fund's investment objective.
[14]	Effective January 31, 2011, the Fund is changing its broad based benchmark from 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index to 60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark, its new broad based benchmark - the Barclays Capital Government/Credit Bond Index - and its old benchmark - 60% S&P 500 Index and 40% Barclays Capital Government/Corporate Bond Index. Going forward, we will show the Fund's performance against components of the Barclays Capital Government/Credit Bond Index and the S&P 500 Index, rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.
[15]	Effective January 31, 2011, the Fund is changing its broad based benchmark from the Barclays Capital Government/Corporate Bond Index to the Barclays Capital Government/Credit Bond Index. For purposes of this Prospectus, we have included the Fund's old broad based benchmark and its new broad based benchmark - the Barclays Capital Government/Credit Bond Index. Going forward, we will show the Fund's performance against the Barclays Capital Government/Credit Bond Index rather than the Barclays Capital Government/Corporate Bond Index, as the Adviser believes the Barclays Capital Government/Corporate Bond Index is no longer an appropriate broad based benchmark for the Fund. The Adviser believes the Barclays Capital Government/Credit Bond Index is a better broad based benchmark because of the Index's small exposure to corporate bonds, which is more representative of the Fund's investment strategy.